Related Party Transactions - Summary of Balances with Related Parties (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	¥ 1,760	¥ 2,510
Prepayments, Deposits and Other Assets	72	51
Accounts Payable	1,231	719
Other Payables and Accruals	469	440
The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	84	90
Prepayments, Deposits and Other Assets	87	142
Accounts Payable	190	198
Other Payables and Accruals	¥ 22	¥ 55